FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Probable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	R$ 617,024
Probable [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	7,051
Probable [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	3,160
Probable [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	1,001,928
Probable [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(398,592)
Probable [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	3,477
25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(6,216,529)
25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	286,509
25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(18,941)
25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(732,481)
25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(5,730,777)
25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(20,839)
50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(12,425,986)
50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	573,009
50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(41,042)
50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(1,451,245)
50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(11,461,553)
50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(45,155)
-25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	6,299,858
-25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(286,490)
-25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	25,261
-25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	802,517
-25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	5,730,777
-25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	27,793
-50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	12,616,894
-50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(572,990)
-50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	47,362
-50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	1,628,860
-50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	11,461,553
-50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	R$ 52,109